Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 16,799	$ 22,578		$ 11,187
Prepaid expenses and other current assets	1,299	1,283		507
Total current assets	18,098	23,861		25,653
Property and equipment, net	756	798		802
Restricted cash	154	154		171
Operating lease right-of-use assets	1,213	1,390
Intangible assets	77,090	77,090		77,090
Goodwill	15,682	15,682		15,682
Total assets	112,993	118,975		119,398
Current Liabilities:
Accounts payable	1,401	1,708		3,420
Collaboration and device development payable, net	1,867	1,972		2,576
Accrued expenses	2,971	3,226		6,465
Operating lease liabilities - current portion	700	750
Loans payable - current portion		161		7,974
Total current liabilities	6,939	7,817		20,633
Operating lease liabilities - non-current portion	654	794
Loans payable - non-current portion	4,551	4,608
Restructured debt liability - contingent milestone payments	15,000	15,000		15,000
Deferred tax liabilities	15,759	15,821		15,476
Total liabilities	42,903	44,040		51,284
Stockholders' Equity:
Preferred stock, $0.001 par value; 5,000,000 shares authorized; 0 shares issued and outstanding at December 31, 2019 and December 31, 2018
Common stock, $0.001 par value; 120,000,000 shares authorized at December 31, 2019 and December 31, 2018; 13,697,420 and 10,711,088 shares issued at December 31, 2019 and December 31, 2018, respectively; 13,697,395 shares and 10,711,063 shares outstanding at December 31, 2019 and December 31, 2018, respectively	14	14		11
Additional paid-in capital	764,786	763,097		728,804
Accumulated deficit	(691,656)	(685,122)		(657,647)
Treasury stock (at cost); 25 shares	(3,054)	(3,054)		(3,054)
Total stockholders' equity	70,090	74,935	$ 62,996	68,114	$ (23,920)
Total liabilities & stockholders' equity	$ 112,993	$ 118,975		$ 119,398